Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2017
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Fair Value of Assets and Liabilities
36.	FAIR VALUE OF ASSETS AND LIABILITIES

The estimated fair values of the Group’s financial assets and liabilities are:

	2017		2016
	Carrying amount US$ million	Fair value US$ million	Carrying amount US$ million	Fair value US$ million
Financial assets
Cash and cash equivalents	479.0	479.0	526.7	526.7
Trade and other receivables	66.5	66.5	68.5	68.5
Gold and oil derivative contracts	25.0	25.0	—	—
Environmental trust fund	55.5	55.5	44.5	44.5
Investments	104.6	104.6	19.7	19.7
Financial liabilities
Trade and other payables	451.0	451.0	459.3	459.3
Borrowings	1,587.9	1,611.5	1,504.9	1,496.7
Current portion of borrowings	193.6	193.6	188.0	188.0
Copper derivative contracts	3.3	3.3	—	—
South Deep dividend	6.4	6.4	6.4	6.4

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Trade and other receivables, trade and other payables and cash and cash equivalents

The carrying amounts approximate fair values due to the short maturity of these instruments.

Investments

The fair value of publicly traded instruments (listed investments) is based on quoted market values. Unlisted investments are accounted for at cost with adjustments for write-downs where appropriate and the fair value approximates their carrying value. Derivative instruments are accounted for at fair value with adjustments to the fair value being recognised in profit or loss.

Environmental trust fund

The environmental trust fund is stated at fair value based on the nature of the fund’s investments.

Borrowings and current portion of borrowings

The fair value of borrowings and current portion of borrowings, except for the US$1 billion notes issued at a fixed interest rate, approximates their carrying amount as the impact of credit risk is included in the measurement of carrying amounts. The fair value of the US$1 billion notes issue is based on listed market prices.

South Deep dividend

The carrying amount approximates the fair value.

Gold, oil and copper derivative contracts

The fair value of these contracts are determined by using available market contract values for each trading date’s settlement volume.

The Group uses the following hierarchy for measuring the fair value of assets and liabilities at the reporting date:

Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the years ended 31 December 2017 and 2016.

The following table sets out the Group’s assets and liabilities measured at fair value by level within the fair value hierarchy at the reporting date:

UNITED STATES DOLLAR					UNITED STATES DOLLAR
2016					2017
Level 1	Level 2	Level 3	Total		Total	Level 1	Level 2	Level 3
				Assets measured at fair value
—	10.6	—	10.6	Trade receivables from provisional copper and gold concentrate sales	21.2	—	21.2	—
10.5	—	—	10.5	Listed investments	99.0	99.0	—	—
—	5.9	—	5.9	Derivative instruments	5.5	—	5.5	—
—	—	—	—	Oil derivative contracts	14.1	—	14.1	—
—	—	—	—	Gold derivative contracts	10.9	—	10.9	—

				Liabilities measured at fair value
—	—	—	—	Copper derivative contracts	3.3	—	3.3	—

Trade receivables from provisional copper and gold concentrate sales

Valued using quoted market prices based on the forward London Metal Exchange (“LME”) and, as such, is classified within level 2 of the fair value hierarchy.

Listed investments

Comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets.

Derivative instruments

Derivative instruments are measured at fair value through profit or loss. The fair value is determined using a standard European call option format based on a standard option theory model.

Oil, gold and copper derivative contracts

The fair values of these contracts are determined by using available market contract values for each trading date’s settlement volume.